Directors' Emoluments (Tables)	12 Months Ended
Mar. 31, 2026
Directors' Emoluments [Abstract]
Schedule of Directors Emoluments

The emoluments paid or payable to the directors of the Company were as follows:

	2026	2025	2024
Salaries
Lap Sun Wong	$38,955	$89,824	$76,668
Zhifang Zhang	6,407	89,824	76,668
Wu Jingyan	10,417	-	-
Zhou Mike Yao	7,479	-	-
Liang Chenyu	6,415	-	-
Zou Yue	7,692	-	-
Chan Kam Leung	15,385	-	-
Lai King Yin	8,974	-	-
Total	$101,724	$179,648	$153,336